Selected Statements of Operations Data (Details 1)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues from External Customers and Long-Lived Assets [Line Items]
Percentage of total revenues	83.00%	81.00%	78.00%
Customer A [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Percentage of total revenues	41.00%	48.00%	66.00%
Customer B [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Percentage of total revenues	20.00%	18.00%	12.00%
Customer C [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Percentage of total revenues	22.00%
Customer D [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Percentage of total revenues		15.00%